Expense Example, No Redemption {- Franklin California High Yield Municipal Fund} - Franklin Municipal Securities Trust-21 - Franklin California High Yield Municipal Fund - Class C	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 122
3 Years	381
5 Years	660
10 Years	$ 1,455